Document And Entity Information	12 Months Ended
Sep. 30, 2017 USD ($) shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	ZK International Group Co., Ltd.
Entity Central Index Key	0001687451
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Trading Symbol	ZKIN
Entity Common Stock, Shares Outstanding | shares	13,068,346
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends the annual report on Form 20-F of ZK International Group Co., Ltd., (“ZK International”) for the fiscal year ended September 30, 2017, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on January 31, 2018 (the “Form 20-F”). This Form 20-F/A is being filed to include selected financial data for fiscal year ended September 30, 2015 and consolidated financial statements in the Form 20-F are amended by this Form 20-F/A to include consolidated financial statements for income and comprehensive income, changes in shareholders’ equity, and cash flows for the fiscal year ended September 30, 2015 in accordance with Item 17(a) of Form 20-F, and by reference to Item 8(a) of Form 10-K, and Articles 3-02(a) and 3-04 of Regulation S-X. No changes are made to the selected financial data and consolidated financial statements for income and comprehensive income, changes in shareholders’ equity, and cash flows for the fiscal years ended September 30, 2016 and 2017. The Form 20-F, as amended by this Form 20-F/A, speaks as of the original filing date of the Form 20-F, is not intended to reflect events that may have occurred subsequent to the original filing date of the Form 20-F.